FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT - Schedule of Classification of Direct Loans by Banking and Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Classification of loans by type of banking and maturity [Abstract]
Current loans	S/ 136,675,847	S/ 130,867,669
Current but impaired loans	3,531,294	3,802,650
Loans with delays in payments of one day or more but not considered internal overdue loans	3,600,831	4,218,792
Internal overdue loans	4,821,126	5,430,134
Total	148,629,098	144,319,245
Commercial loans
Classification of loans by type of banking and maturity [Abstract]
Current loans	70,875,782	70,812,359
Current but impaired loans	2,061,610	2,256,618
Loans with delays in payments of one day or more but not considered internal overdue loans	922,937	1,220,408
Internal overdue loans	2,284,517	2,632,230
Total	76,144,846	76,921,615
Residential mortgage loans
Classification of loans by type of banking and maturity [Abstract]
Current loans	23,413,873	22,270,753
Current but impaired loans	583,148	573,359
Loans with delays in payments of one day or more but not considered internal overdue loans	1,411,644	1,456,906
Internal overdue loans	778,921	791,039
Total	26,187,586	25,092,057
Microbusiness loans
Classification of loans by type of banking and maturity [Abstract]
Current loans	22,009,902	20,260,194
Current but impaired loans	302,528	328,229
Loans with delays in payments of one day or more but not considered internal overdue loans	618,804	779,402
Internal overdue loans	1,098,663	1,410,308
Total	24,029,897	22,778,133
Consumer loans
Classification of loans by type of banking and maturity [Abstract]
Current loans	20,376,290	17,524,363
Current but impaired loans	584,008	644,444
Loans with delays in payments of one day or more but not considered internal overdue loans	647,446	762,076
Internal overdue loans	659,025	596,557
Total	S/ 22,266,769	S/ 19,527,440